Restructuring Costs (Tables)	6 Months Ended
Jun. 30, 2018
Restructuring Costs
Schedule of restructuring costs

			Unreviewed	[60]	Unreviewed	[60]
	H1 2018	H1 2017	Q2 2018		Q2 2017
	$m	$m	$m		$m
Cost of sales	55	81	23		43
Research and development expense	58	142	31		38
Selling, general and administrative costs	84	197	48		103
Other operating income and expense	(10)	76	(10)		—
Total	187	496	92		184